Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2021	December 31, 2022
Lubricants	724,044	1,057,652
Victualing	46,298	-
Bunkers	-	-
Total	770,342	1,057,652